Business Combinations	12 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Business Combinations
(3)	Business Combinations

Alden Resources, LLC:

On July 28, 2011, the Company, pursuant to three Membership Interest Purchase Agreements dated as of May 27, 2011 (the Purchase Agreements), purchased from NGPC Asset Holdings II, LP, NGP Capital Resources Company, and all other parties named in the Purchase Agreements 100% of the membership interest of Alden Resources, LLC (Alden) and Gatliff Services, LLC (Gatliff), as well as certain royalty interests held by NGP Capital Resources Company, for $73,200. The Company financed the acquisition with $55,000 of bank debt and $18,200 of cash. Alden is North America's leading miner, processor and supplier of specialty metallurgical coal to the silicon and silicon-based alloy industries. The acquisition was made in order to secure a stable, long-term and low-cost supply of specialty metallurgical coal, a key ingredient in the production of silicon metal and silicon-based alloys. The Company finalized the purchase price allocation as of June 30, 2012. The results of the businesses acquired are included in the GMI operating segment.

Quebec Silicon:

On June 13, 2012, the Company closed its acquisition of Becancour Silicon Metal Inc.'s (BSI) 51% equity interest in Quebec Silicon Limited Partnership (QSLP) and other working capital assets, collectively known as Quebec Silicon. The acquisition was financed using $31,800 from the Company's $300,000 revolving credit facility discussed in note 10 (Debt) and $8,803 cash.  During the year ended June 30, 2013, the purchase price was finalized based on working capital at the date of acquisition, of which resulted in the Company paying additional consideration in the amount of $1,346. The Company operates Quebec Silicon's silicon metal plant and purchases approximately 51% of its finished goods output at a price approximately equal to the fully loaded cost of production and sells the material to third party customers. Dow Corning has the right to purchase the other 49% of the plant's output at a price approximately equal to the fully loaded cost of production. This arrangement is similar to the Company's existing joint venture with Dow Corning at its Alloy, West Virginia plant.  The Company engaged a third-party valuation firm to assist in the process of determining the fair value of certain assets acquired and the noncontrolling interest. The fair value of the noncontrolling interest was determined to be 49% of the net assets acquired less a discount for lack of control and marketability based upon empirical studies and company specific factors. The Company finalized the purchase price allocation in June 2013, recording zero goodwill in connection with the acquisition. The results of the businesses acquired are consolidated in the Company's financial statements within the GMI operating segment.

Step Acquisition:

On December 20, 2012, the Company closed its stock purchase of the remaining 50% interest in an existing equity investment. The total purchase price was $5,000, of which $4,500 was financed using cash on hand and the remaining $500 was subject to the finalization of the working capital settlement. The Company recognized a gain of approximately $1,655 on the fair value remeasurement (based on the transaction price) of its existing 50% equity investment.  The Company finalized the purchase price allocation in December 2013. Total goodwill of $3,371 was recorded in connection with the acquisition, which was assigned to the GMI operating segment.

Siltech:

On November 21, 2013, the Company purchased 100% of the outstanding shares of Silicon Technology (Pty) Ltd. (Siltech) for $4,000. The Company paid for the acquisition from available cash. Siltech is a silicon-based alloy producer in South Africa with an annual production capacity of approximately 45,000 metric tons. The acquisition was made to increase the Company's current silicon-based alloy capacity by approximately 30% and its strategic location will enable the Company to supplement its existing facility to service the large and improving European, Asian and Middle Eastern markets. The Siltech facility was in an idled status when purchased. The Company intends to restart operations at the facility in the second half of calendar year 2014.

The Siltech acquisition was recorded as a business combination under Accounting Standards Codification 805 ("ASC 805"), Business Combinations, with identifiable assets acquired and liabilities assumed provisionally recorded at their estimated fair values on the acquisition date while costs associated with the acquisition are expensed as incurred. The Company utilized the services of third-party valuation consultants, along with estimates and assumptions provided by the Company, to estimate the initial fair value of the assets acquired. The third-party valuation consultants utilized several appraisal methodologies including income, market and cost approaches to estimate the fair value of the identifiable net assets acquired.

The accompanying Consolidated Balance Sheet as of June 30, 2014, the Consolidated Income Statement, Consolidated Statement of Comprehensive Income, the Consolidated Statement of Cash Flows and the Consolidated Statement of Changes in Shareholders' Equity for the year ended June 30, 2014 have been revised to reflect the impact of completing the purchase price allocation for the acquisition of Siltech.

The preliminary fair value estimates for the assets acquired and liabilities assumed were based upon preliminary calculations, valuations, and assumptions that were subject to change as the Company obtained additional information during the measurement period. The purchase price allocation for the Siltech acquisition was finalized in November 2014. The adjustments, which primarily relate to the finalization of environmental remediation obligation assumed (the adjustment was recorded to Other long term liabilities), were made to the preliminary purchase accounting amounts. The following table summarizes the provisional amounts recognized for assets acquired and liabilities assumed as of the acquisition date as well as adjustments made to arrive at the final purchase price allocation.

Based on the final purchase price allocation, the fair value of the identifiable net assets acquired of $33,538 exceeded the purchase price of $4,000, resulting in a gain on bargain purchase of $29,538. The measurement period adjustments were recorded as an adjustment to the gain on bargain purchase. The purchase price of $4,000 was allocated as follows:

(In thousands)	Amounts Recognized as of Acquisition Date (as previously reported)	Measurement Period Adjustments	Amounts Recognized as of Acquisition Date (as adjusted)
Assets
Current assets	$2,298	101	2,399
Property, plant and equipment	46,500	(233)	46,267
Total assets acquired	$48,798	(132)	48,666

Liabilities
Accounts payable	$317	106	423
Accrued expenses	478	(272)	206
Deferred tax liabilities	11,760	1,586	13,346
Other long-term liabilities	10,000	(8,847)	1,153
Total liabilities assumed	$22,555	(7,427)	15,128
Net assets acquired	26,243	7,295	33,538
Consideration paid	4,000	—	4,000
Gain on bargain purchase	$22,243	7,295	29,538

ASC 805 requires that when the fair value of the net assets acquired exceeds the purchase price, resulting in a bargain purchase of a business, the acquirer must reassess the reasonableness of the values assigned to all of the net assets acquired, liabilities assumed and consideration transferred. The Company performed such reassessment and concluded that the values assigned for the Siltech acquisition are reasonable. The gain on bargain purchase was primarily attributable to the fact that Siltech was considered an ancillary business to the seller (Siltech being the seller's only silicon-based alloys operation), coupled with the previous weaker silicon-based alloys pricing in the marketplace driven by end-user demand (which resulted in the idling of the facility by the seller in 2012).

For the year ended June 30, 2014, Siltech had no net sales as the facility was idled and incurred $1,665 of selling, general and administrative expenses. Of the acquired property, plant and equipment of $46,267, $4,599 has been allocated to land and the remaining $41,668 has been allocated to construction in progress as the assets were not put into service at June 30, 2014. The results of the acquired business are included within the Other operating segment.

Pro forma results of operations and other disclosures for the Siltech acquisition have not been presented as they are not material in relation to the Company's reported results.